Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,197	$ 1,197
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Olympic Dam [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 950		$ 950
IAS 12 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			$ 950
IAS 12 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Olympic Dam [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill				$ 950